Acquisitions - Schedule of contingent consideration liability adjusted (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Contingent Consideration [Line Items]
Beginning Balances (Contingent consideration, current portion)	$ 0	$ 10,243	$ 10,243	$ 45,914
Beginning Balances (Contingent consideration, net of current portion)	0	87,907	87,907	239,464
Beginning Balances (Total liability)	0	98,150	98,150	285,378
Change in Fair Value (Contingent consideration, current portion)			0	12,985
Change in Fair Value (Contingent consideration, net of current portion)			2,435	(74,584)
Change in Fair Value (Total liability)	$ 0	$ 1,221	2,435	(61,599)
Cash Payments (Contingent consideration, current portion)			(10,243)	(48,656)
Cash Payments (Contingent consideration, net of current portion)			(28,692)	0
Cash Payments (Total liability)			(38,935)	(48,656)
Fair Value of Equity Issued (Contingent consideration, current portion)			0	0
Fair Value of Equity Issued (Contingent consideration, net of current portion)			(61,650)	(76,973)
Fair Value of Equity Issued (Total liability)			(61,650)	(76,973)
Ending Balances (Contingent consideration, current portion)			0	10,243
Ending Balances (Contingent consideration, net of current portion)			0	87,907
Ending Balances (Total liability)			$ 0	$ 98,150